American Century Investments®
Quarterly Portfolio Holdings
Small Cap Dividend Fund
June 30, 2022

Small Cap Dividend - Schedule of Investments
JUNE 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.9%
Aerospace and Defense — 2.7%
Cadre Holdings, Inc.	897	17,644
Park Aerospace Corp.	2,013	25,686
		43,330
Banks — 22.7%
F.N.B. Corp.	1,747	18,972
Financial Institutions, Inc.	745	19,385
First Hawaiian, Inc.	186	4,224
First Interstate Bancsystem, Inc., Class A	375	14,291
First Merchants Corp.	138	4,916
HBT Financial, Inc.	1,132	20,229
Home BancShares, Inc.	1,690	35,101
Pacific Premier Bancorp, Inc.	1,069	31,258
PacWest Bancorp	1,254	33,432
Popular, Inc.	505	38,850
Premier Financial Corp.	426	10,799
Towne Bank	540	14,661
Umpqua Holdings Corp.	2,051	34,395
United Bankshares, Inc.	1,193	41,838
Valley National Bancorp	2,036	21,195
Webster Financial Corp.	409	17,239
		360,785
Building Products — 2.5%
Fortune Brands Home & Security, Inc.	266	15,928
Tecnoglass, Inc.	1,334	23,412
		39,340
Capital Markets — 3.5%
Carlyle Group, Inc.	592	18,743
Patria Investments Ltd., A Shares	1,632	21,575
Sculptor Capital Management, Inc.	1,877	15,673
		55,991
Chemicals — 3.1%
Chase Corp.	115	8,948
RPM International, Inc.	212	16,689
Valvoline, Inc.	816	23,525
		49,162
Commercial Services and Supplies — 4.7%
Brink's Co.	624	37,883
Deluxe Corp.	953	20,652
Healthcare Services Group, Inc.	898	15,634
		74,169
Containers and Packaging — 3.0%
Graphic Packaging Holding Co.	1,558	31,939
Sonoco Products Co.	265	15,116
		47,055
Diversified Consumer Services — 1.1%
H&R Block, Inc.	490	17,307
Diversified Financial Services — 1.8%
Compass Diversified Holdings	1,307	27,996

Electric Utilities — 1.0%
ALLETE, Inc.	165	9,699
PNM Resources, Inc.	141	6,737
		16,436
Electronic Equipment, Instruments and Components — 3.2%
Avnet, Inc.	745	31,946
Vishay Intertechnology, Inc.	1,092	19,459
		51,405
Energy Equipment and Services — 1.5%
ChampionX Corp.	1,182	23,463
Equity Real Estate Investment Trusts (REITs) — 6.6%
Brandywine Realty Trust	1,437	13,853
CareTrust REIT, Inc.	973	17,942
Easterly Government Properties, Inc.	531	10,110
Four Corners Property Trust, Inc.	892	23,718
Healthcare Realty Trust, Inc.	195	5,304
Highwoods Properties, Inc.	592	20,241
LTC Properties, Inc.	201	7,716
Urstadt Biddle Properties, Inc., Class A	327	5,297
		104,181
Gas Utilities — 0.6%
Northwest Natural Holding Co.	60	3,186
Southwest Gas Holdings, Inc.	79	6,879
		10,065
Health Care Equipment and Supplies — 1.3%
Embecta Corp.(1)	829	20,990
Health Care Providers and Services — 2.5%
National Healthcare Corp.	115	8,039
Patterson Cos., Inc.	1,054	31,936
		39,975
Household Durables — 2.0%
Leggett & Platt, Inc.	922	31,883
Household Products — 3.0%
Spectrum Brands Holdings, Inc.	571	46,833
Insurance — 5.2%
AMERISAFE, Inc.	264	13,731
Axis Capital Holdings Ltd.	581	33,169
ProAssurance Corp.	505	11,933
RenaissanceRe Holdings Ltd.	148	23,143
		81,976
IT Services — 2.3%
EVERTEC, Inc.	1,003	36,991
Machinery — 5.3%
Hurco Cos., Inc.	241	5,962
IMI PLC	717	10,284
Luxfer Holdings PLC	1,885	28,501
Timken Co.	749	39,735
		84,482
Media — 3.1%
Entravision Communications Corp., Class A	5,635	25,695
John Wiley & Sons, Inc., Class A	493	23,546
		49,241
Multi-Utilities — 1.2%
NorthWestern Corp.	311	18,327

Oil, Gas and Consumable Fuels — 3.2%
Enviva, Inc.		336	19,226
Hess Midstream LP, Class A		1,139	31,892
			51,118
Paper and Forest Products — 0.4%
Neenah, Inc.		193	6,589
Professional Services — 0.9%
Public Policy Holding Co., Inc.		8,172	14,772
Semiconductors and Semiconductor Equipment — 2.4%
Kulicke & Soffa Industries, Inc.		643	27,527
MKS Instruments, Inc.		107	10,981
			38,508
Specialty Retail — 2.0%
Penske Automotive Group, Inc.		303	31,721
Textiles, Apparel and Luxury Goods — 3.6%
Ralph Lauren Corp.		260	23,309
Tapestry, Inc.		1,095	33,419
			56,728
Thrifts and Mortgage Finance — 0.7%
Enact Holdings, Inc.		154	3,308
Provident Financial Services, Inc.		383	8,525
			11,833
Trading Companies and Distributors — 1.8%
Applied Industrial Technologies, Inc.		298	28,659
TOTAL COMMON STOCKS (Cost $1,724,960)			1,571,311
PREFERRED STOCKS — 4.6%
Banks — 2.5%
FNB Corp., 7.25%		291	7,432
PacWest Bancorp, 7.75%		760	19,433
Valley National Bancorp, 6.25%		536	13,191
			40,056
Diversified Financial Services — 2.1%
Compass Diversified Holdings, 7.875%		1,255	32,806
TOTAL PREFERRED STOCKS (Cost $73,358)			72,862
CONVERTIBLE PREFERRED STOCKS — 2.6%
Electronic Equipment, Instruments and Components — 2.6%
II-VI, Inc., 6.00%, 7/1/23 (Cost $51,591)		193	41,622
CONVERTIBLE BONDS — 0.7%
Building Products — 0.7%
DIRTT Environmental Solutions, 6.00%, 1/31/26 (Cost $12,118)	CAD	18,000	10,488
SHORT-TERM INVESTMENTS — 2.6%
Money Market Funds — 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class		20,487	20,487
Repurchase Agreements — 1.3%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 4.25%, 5/15/23 - 11/15/43, valued at $20,791), in a joint trading account at 1.43%, dated 6/30/22, due 7/1/22 (Delivery value $20,304)			20,304
TOTAL SHORT-TERM INVESTMENTS (Cost $40,791)			40,791
TOTAL INVESTMENT SECURITIES — 109.4% (Cost $1,902,818)			1,737,074
OTHER ASSETS AND LIABILITIES — (9.4)%			(148,576)
TOTAL NET ASSETS — 100.0%			$1,588,498

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	21,642	GBP	17,616	Bank of America N.A.	9/30/22	$162

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
GBP	-	British Pound
USD	-	United States Dollar
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,546,255	25,056	—
Preferred Stocks	72,862	—	—
Convertible Preferred Stocks	—	41,622	—
Convertible Bonds	—	10,488	—
Short-Term Investments	20,487	20,304	—
	1,639,604	97,470	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	162	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.